Basic and Diluted Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Basic and Diluted Net Loss Per Ordinary Share [Abstract]
Weighted-average shares used in computing net loss per Ordinary share, diluted	69,262,381	58,023,875
Net loss per Ordinary share, diluted	$ 0.24	$ 0.48